Income Tax (Details) - Schedule of movement of valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement of valuation allowance [Abstract]
At the beginning of the year	$ 10,974,429	$ 7,394,397
Acquisition of subsidiary	4,489,762	1,632,891
Current year addition	7,993,933	1,764,787
Expired	(1,673,664)	(1,742,956)
Exchange difference	381,779	679,252
Over provided in last year	(212,258)	1,246,058
Recognized during the year	(7,383,172)
At the end of the year	$ 14,570,809	$ 10,974,429